Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventories

	At December 31,
	2018	2017
	$'m	$'m
Raw materials and consumables	389	369
Mold parts	51	52
Work-in-progress	114	85
Finished goods	730	847
	1,284	1,353